LOANS, FINANCING AND DEBENTURES - Breakdown by currency (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Amount of borrowings outstanding intended to pay	R$ 80,628,577	R$ 63,684,326	R$ 35,737,509
Brazilian Reais
LOANS, FINANCING AND DEBENTURES
Amount of borrowings outstanding intended to pay	16,751,206	18,170,261
USD
LOANS, FINANCING AND DEBENTURES
Amount of borrowings outstanding intended to pay	63,817,265	45,460,138
Currency basket
LOANS, FINANCING AND DEBENTURES
Amount of borrowings outstanding intended to pay	R$ 60,106	R$ 53,927